Note 38 Dividend income breakdown by headline (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 123	€ 176	€ 137
Financial assets at fair value through profit or loss, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	15	64	15
Financial assets at fair value through other comprehensive income, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 108	€ 112	€ 122